Postponement of Plan of Conversion and Reorganization (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Reorganization Expense And Operating Group Ownership [Line Items]
Second step conversion and reorganization expense	$ 1.8
Second step conversion and reorganization date	2010-09-30